JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 20, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan Intrepid Mid Cap Fund (the “Fund”)
File Nos. 2-95973 and 811-04236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 314 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 315 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to incorporate changes to the Fund’s name, investment strategies and 80% investment policy.
Please contact the undersigned at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary